PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report for CCB Equity Fund. This re-port covers the first half of the fund's fiscal year, which is the six-month period from June 1, 1999 through November 30, 1999.

Inside, you will find complete information that includes an investment review by the fund's portfolio manager, a complete list of the fund's stock holdings, and the financial statements.

To help your money grow in value over the long term, this fund invests in a diversified portfolio of high-quality stocks. As you can see from the list of holdings, many of these stocks are issued by industry leaders whose products and services you use every day. Portfolio holdings at the end of the reporting period included such well-respected names as American Express, Exxon, General Electric, Intel, Microsoft, Pfizer, Procter & Gamble, and Wal-Mart.

Over the six-month reporting period, CCB Equity Fund delivered a total return of 7.74%. Contributing to the total return were income dividends totaling $0.04 per share, and a $1.64 increase in net asset value. The fund's net as- sets totaled $103.7 million at the end of the reporting period./1/

Thank you for participating in the long-term growth opportunities of stocks through the diversification, professional management and convenience of CCB Equity Fund. We'll continue to keep you up-to-date on your investment pro-gress.

Sincerely,
Edward C. Gonzales
President
January 15, 2000



1 Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW
-------------------------------------------------------------------------------

The investment objective of the CCB Equity Fund is to provide high total re-turn over longer periods of time through appreciation of capital and current income provided by dividends and interest payments. The fund attempts to achieve it's investment objective by investing primarily in a broad, diversi- fied range of dividend paying common stocks in companies deemed to have above average earnings growth prospects that are available at reasonable prices.

CCB Equity Fund gained 7.74% for the six-month reporting period ended November 30, 1999./1/ The market exhibited unsettling volatility during the reporting period and narrow breadth. The sharp price swings in the last few months high-light a market driven more by emotion and momentum than by valuation. Invest-ors were enamored with technology and internet oriented stocks.

The fund is conservatively positioned in a diversified roster of companies that offer the potential for long-term appreciation coupled with modest divi- dend yields. The extraordinary growth of the internet provided the back drop for the significant gains in the fund's technology investments. Cisco Systems, the fund's largest position, is the leading provider of networking equipment and architecture. Cisco is benefiting from accelerating capital expenditures to expand the Web and telecommunication networks globally. EMC Corporation, a leading provider of hardware and software storage systems, is benefiting from the rapid growth in storage needs resulting from increasing internet usage.

Investments in financial service companies are the fund's next largest hold-ings. The continued strength in the U.S. economy created uncertainty about the outlook for future inflation, which in turn led to higher interest rates. In this environment, the financial sector performed poorly. Two of the fund's fi-nancial holdings, however, Citigroup and American Express, enjoyed strong ad-vances and are examples of companies that are well positioned for the new global economy.

As of November 30, 1999, the fund's total net assets were $103,749,274. The portfolio was 97.2% invested in stocks and the remaining 2.9% in cash equiva-lents. The fund's ten largest holdings were as follows:

     Cisco Systems, Inc................................................... 6.88%
     General Electric Co.................................................. 5.51%
     Citigroup, Inc....................................................... 5.06%
     MCI Worldcom, Inc.................................................... 4.39%
     EMC Corp. Mass....................................................... 4.35%
     Applied Materials, Inc............................................... 3.29%
     Fannie Mae........................................................... 3.21%
     Capital One Financial Corp........................................... 3.14%
     Tyco International Ltd............................................... 2.70%
     Duke Energy Corp..................................................... 2.69%

Looking forward, we expect the potential for higher interest rates, coupled with the threat of escalating inflation, to keep the markets volatile. Con- verging economic growth worldwide bodes well for corporate profitability, and likewise, stock prices. When valuation, not momentum, again becomes a consid- eration in stock selection, fundamentally sound companies whose stocks have recently performed poorly can be expected to deliver solid gains.

Thank you for your interest and investment in the CCB Equity Fund.

1 Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than its original cost.

LAST MEETING OF SHAREHOLDERS

A Special Meeting of Trust shareholders was held on December 17, 1999. As of October 27, 1999, the record date for shareholder voting at the meeting, there were 4,307,463 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1. To elect Trustees/1/

                                    For          Withheld Authority To Vote
                                 ---------       --------------------------
Thomas G. Bigley                 4,307,463                   0
Nicholas P. Constantakis         4,307,463                   0
John F. Cunningham               4,307,463                   0
J. Christopher Donahue           4,307,463                   0
Charles F. Mansfield, Jr.        4,307,463                   0
John E. Murray, Jr.              4,307,463                   0
John S. Walsh                    4,307,463                   0

1 The following Trustees continued their terms as Trustees of the Trust: John
  F. Donahue, John T. Conroy, Jr., Lawrence D. Ellis, M.D., Peter E. Madden and Marjorie P. Smuts.


CCB EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                VALUE
 --------- ---------------------------------------   ------------
 COMMON STOCKS--97.2%
 -------------------------------------------------
           AEROSPACE & DEFENSE--2.0%
           ---------------------------------------
    35,000 Honeywell International, Inc.             $  2,093,438
           ---------------------------------------   ------------
           CHEMICALS--1.4%
           ---------------------------------------
    36,000 Imperial Chemical Industries, PLC, ADR       1,471,500
           ---------------------------------------   ------------
           CONSUMER BASICS--7.2%
           ---------------------------------------
    30,000 Emerson Electric Co.                         1,710,000
           ---------------------------------------
    44,000 General Electric Co.                         5,720,000
           ---------------------------------------   ------------
           Total                                        7,430,000
           ---------------------------------------   ------------
           CONSUMER NON-DURABLES--5.5%
           ---------------------------------------
    60,000 General Mills, Inc.                          2,261,250
           ---------------------------------------
    20,000 Kimberly-Clark Corp.                         1,277,500
           ---------------------------------------
    15,000 Philip Morris Cos., Inc.                       394,687
           ---------------------------------------
    16,000 Procter & Gamble Co.                         1,728,000
           ---------------------------------------   ------------
           Total                                        5,661,437
           ---------------------------------------   ------------
           ELECTRONIC TECHNOLOGY--22.1%
           ---------------------------------------
    35,000 Applied Materials, Inc.                      3,410,312
           ---------------------------------------
    80,000 (1)Cisco Systems, Inc.                       7,135,000
           ---------------------------------------
    54,000 (1)EMC Corp. Mass                            4,512,375
           ---------------------------------------
    33,400 Intel Corp.                                  2,561,362
           ---------------------------------------
    11,000 International Business Machines Corp.        1,133,687
           ---------------------------------------
    20,000 Lucent Technologies, Inc.                    1,461,250
           ---------------------------------------
    28,000 Texas Instruments, Inc.                      2,689,750
           ---------------------------------------   ------------
           Total                                       22,903,736
           ---------------------------------------   ------------
           ENERGY MINERALS--0.5%
           ---------------------------------------
     5,000 Atlantic Richfield Co.                         481,875
           ---------------------------------------   ------------
           FINANCE--15.4%
           ---------------------------------------
    10,000 American Express Co.                         1,513,125
           ---------------------------------------
    25,000 American International Group, Inc.           2,581,250
           ---------------------------------------
    45,000 Associates First Capital Corp., Class A        1,496,250
           ---------------------------------------
    70,000 Capital One Financial Corp.                    3,259,375
           -----------------------------------------
    97,500 Citigroup, Inc.                                5,252,812
           -----------------------------------------
    41,500 Pennsylvania Real Estate Investment Trust        708,094
           -----------------------------------------
    24,000 Peoples Bank Bridgeport                          508,500
           -----------------------------------------
    24,000 Washington Mutual, Inc.                          696,000
           -----------------------------------------   ------------
           Total                                         16,015,406
           -----------------------------------------   ------------
           HEALTH TECHNOLOGY--10.6%
           -----------------------------------------
    50,400 Abbott Laboratories                            1,915,200
           -----------------------------------------
    40,000 American Home Products Corp.                   2,080,000
           -----------------------------------------
    60,000 Medtronic, Inc.                                2,332,500
           -----------------------------------------
    31,800 Merck & Co., Inc.                              2,496,300
           -----------------------------------------
    60,000 Pfizer, Inc.                                   2,171,250
           -----------------------------------------   ------------
           Total                                         10,995,250
           -----------------------------------------   ------------
           INDUSTRIAL SERVICES--0.9%
           -----------------------------------------
    15,000 Schlumberger Ltd.                                900,938
           -----------------------------------------   ------------
           INSURANCE--1.1%
           -----------------------------------------
    17,500 Jefferson-Pilot Corp.                          1,187,812
           -----------------------------------------   ------------
           MORTGAGE--4.2%
           -----------------------------------------
    50,000 Fannie Mae                                     3,331,250
           -----------------------------------------
    21,000 Federal Home Loan Mortgage Corp.               1,036,875
           -----------------------------------------   ------------
           Total                                          4,368,125
           -----------------------------------------   ------------
           NON-ENERGY MINERALS--1.7%
           -----------------------------------------
    27,000 Alcoa, Inc.                                    1,768,500
           -----------------------------------------   ------------
           OIL--5.8%
           -----------------------------------------
    30,000 BP Amoco PLC, ADR                              1,828,125
           -----------------------------------------
     5,000 Chevron Corp.                                    442,813
           -----------------------------------------
    15,700 Exxon Corp.                                    1,245,206
           -----------------------------------------
    21,000 Halliburton Co.                                  812,437
           -----------------------------------------
    16,700 Mobil Corp.                                    1,742,019
           -----------------------------------------   ------------
           Total                                          6,070,600
           -----------------------------------------   ------------
           PROCESS INDUSTRIES--1.1%
           --------------------------------------------------
    50,000 Goodrich (B.F.) Co.                                  $  1,128,125
           --------------------------------------------------   ------------
           PRODUCER MANUFACTURING--2.7%
           --------------------------------------------------
    70,000 Tyco International Ltd.                                 2,804,375
           --------------------------------------------------   ------------
           RETAIL--5.7%
           --------------------------------------------------
    55,000 Abercrombie & Fitch Co., Class A                        1,780,625
           --------------------------------------------------
    21,500 Dayton-Hudson Corp.                                     1,517,094
           --------------------------------------------------
    25,000 Lowe's Cos., Inc.                                       1,245,313
           --------------------------------------------------
    23,400 Wal-Mart Stores, Inc.                                   1,348,425
           --------------------------------------------------   ------------
           Total                                                   5,891,457
           --------------------------------------------------   ------------
           TECHNOLOGY SERVICES--2.2%
           --------------------------------------------------
    25,000 (1)Microsoft Corp.                                      2,276,172
           --------------------------------------------------   ------------
           UTILITIES--7.1%
           --------------------------------------------------
    55,000 Duke Energy Corp.                                       2,787,813
           --------------------------------------------------
    55,053 (1)MCI Worldcom, Inc.                                   4,552,195
           --------------------------------------------------   ------------
           Total                                                   7,340,008
           --------------------------------------------------   ------------
           TOTAL COMMON STOCKS (IDENTIFIED COST $53,394,424)     100,788,754
           --------------------------------------------------   ------------
 MUTUAL FUND--2.9%
 ------------------------------------------------------------
 3,031,774 Goldman Sachs Financial Square Money Market Fund
           (AT NET ASSET VALUE)                                    3,031,774
           --------------------------------------------------   ------------
           TOTAL INVESTMENTS (IDENTIFIED COST $56,426,198)(2)   $103,820,528
           --------------------------------------------------   ------------

(1)  Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $56,426,198. The net unrealized appreciation of investments on a federal tax basis amounts to $47,394,330 which is comprised of $49,399,483 appreciation and $2,005,153 depreciation at November 30, 1999.

Note: The categories of investments are shown as a percentage of net assets
      ($103,749,274) at November 30, 1999.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


CCB EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:

---------------------------------------------------------------
Total investments in securities, at value (identified and tax
cost $ 56,426,198)                                              $103,820,528
---------------------------------------------------------------
Income receivable                                                    146,055
---------------------------------------------------------------
Deferred organizational costs                                          2,198
---------------------------------------------------------------
Prepaid expenses                                                         911
--------------------------------------------------------------- ------------
  Total assets                                                   103,969,692
---------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------
Payable for shares redeemed                            $ 37,005
-----------------------------------------------------
Payable for adviser fee                                 112,669
-----------------------------------------------------
Payable for administrative personnel and services fee    13,851
-----------------------------------------------------
Payable for shareholder services fee                     12,841
-----------------------------------------------------
Accrued expenses                                         44,052
-----------------------------------------------------  --------
  Total liabilities                                                  220,418
--------------------------------------------------------------- ------------
Net Assets for 4,438,401 shares outstanding                     $103,749,274
--------------------------------------------------------------- ------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------
Paid-in capital                                                 $ 40,465,623
---------------------------------------------------------------
Net unrealized appreciation of investments                        47,394,330
---------------------------------------------------------------
Accumulated net realized gain on investments and options          15,872,338
---------------------------------------------------------------
Undistributed net investment income                                   16,983
--------------------------------------------------------------- ------------
  Total Net Assets                                              $103,749,274
--------------------------------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
---------------------------------------------------------------
$103,749,274/4,438,401 shares outstanding                             $23.38
--------------------------------------------------------------- ------------

(See Notes which are an integral part of the Financial Statements)

CCB EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------
Dividends (net of foreign taxes withheld of $2,711)       $  614,964
--------------------------------------------------------
Interest                                                      58,159
--------------------------------------------------------  ----------
  Total income                                               673,123
--------------------------------------------------------
EXPENSES:
---------------------------------------------
Investment adviser fee                         $ 430,228
---------------------------------------------
Administrative personnel and services fee         76,870
---------------------------------------------
Custodian fees                                     8,286
---------------------------------------------
Transfer and dividend disbursing agent fees
and expenses                                      25,782
---------------------------------------------
Directors'/Trustees' fees                          2,724
---------------------------------------------
Auditing fees                                      6,356
---------------------------------------------
Legal fees                                         2,767
---------------------------------------------
Portfolio accounting fees                         22,272
---------------------------------------------
Shareholder services fee                          42,277
---------------------------------------------
Share registration costs                           7,679
---------------------------------------------
Printing and postage                               4,699
---------------------------------------------
Insurance premiums                                 1,059
---------------------------------------------
Miscellaneous                                      4,668
---------------------------------------------  ---------
  Total expenses                                 635,667
---------------------------------------------
Waivers--
------------------------------------
  Waiver of investment adviser fee   $(91,107)
------------------------------------
  Waiver of shareholder services fee  (16,911)
------------------------------------ --------
   Total waivers                                (108,018)
---------------------------------------------  ---------
     Net expenses                                            527,649
--------------------------------------------------------  ----------
       Net investment income                                 145,474
--------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND OPTIONS:
--------------------------------------------------------
Net realized gain on investments                           1,038,924
--------------------------------------------------------
Net change in unrealized appreciation of investments
and options                                                6,319,247
--------------------------------------------------------  ----------
  Net realized and unrealized gain on investments and
  options                                                  7,358,171
--------------------------------------------------------  ----------
   Change in net assets resulting from operations         $7,503,645
--------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)


CCB EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED
                                                  (UNAUDITED)     YEAR ENDED
                                               NOVEMBER 30, 1999 MAY 31, 1999
---------------------------------------------  ----------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------
OPERATIONS--
---------------------------------------------
Net investment income                            $    145,474    $     659,246
---------------------------------------------
Net realized gain on investments and options
($1,038,924 and $15,378,089, respectively, as
computed for federal tax purposes)                  1,038,924       15,309,462
---------------------------------------------
Net change in unrealized appreciation
of investments and options                          6,319,247       (7,645,911)
---------------------------------------------    ------------    -------------
  Change in net assets resulting from
   operations                                       7,503,645        8,322,797
---------------------------------------------    ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------
Distributions from net investment income             (179,842)        (836,115)
---------------------------------------------
Distributions from net realized gains
on investments and options                                 --      (17,056,128)
---------------------------------------------    ------------    -------------
  Change in net assets resulting from
  distributions to shareholders                      (179,842)     (17,892,243)
---------------------------------------------    ------------    -------------
SHARE TRANSACTIONS--
---------------------------------------------
Proceeds from sale of shares                        2,496,423       36,663,336
---------------------------------------------
Net asset value of shares issued to
shareholders

in payment of distributions declared                   29,354        1,187,375
---------------------------------------------
Cost of shares redeemed                            (5,625,848)    (148,449,379)
---------------------------------------------    ------------    -------------
  Change in net assets resulting from share
  transactions                                     (3,100,071)    (110,598,668)
---------------------------------------------    ------------    -------------
    Change in net assets                            4,223,732     (120,168,114)
---------------------------------------------
NET ASSETS:
---------------------------------------------
Beginning of period                                99,525,542      219,693,656
---------------------------------------------    ------------    -------------
End of period (including undistributed net
investment

income of $16,983 and $51,351, respectively)     $103,749,274    $  99,525,542
---------------------------------------------    ------------    -------------

(See Notes which are an integral part of the Financial Statements)


CCB EQUITY FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           SIX MONTHS
                             ENDED

                          (UNAUDITED)               YEAR ENDED MAY 31,
                          NOVEMBER 30,   ---------------------------------------------
                              1999        1999      1998      1997     1996    1995(1)
------------------------- ------------   -------  --------  --------  -------  -------
NET ASSET VALUE,
BEGINNING OF PERIOD         $  21.74     $ 20.24  $  17.33  $  13.80  $ 11.48  $ 10.00
-------------------------
INCOME FROM INVESTMENT
OPERATIONS

-------------------------
 Net investment income          0.03        0.08      0.07      0.13     0.14     0.11
-------------------------
 Net realized and
 unrealized gain on
 investments and options        1.65        3.10      3.93      3.72     2.57     1.44
-------------------------   --------     -------  --------  --------  -------  -------
 Total from investment

 operations                     1.68        3.18      4.00      3.85     2.71     1.55
-------------------------   --------     -------  --------  --------  -------  -------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net

 investment income             (0.04)      (0.08)    (0.07)    (0.13)   (0.16)
(0.07)

-------------------------
 Distributions from net
 realized
 gain on investments and

 options                          --       (1.60)    (1.02)    (0.19)   (0.23)      --
-------------------------   --------     -------  --------  --------  -------  -------
 Total distributions           (0.04)      (1.68)    (1.09)    (0.32)   (0.39)
(0.07)

-------------------------   --------     -------  --------  --------  -------  -------
NET ASSET VALUE, END OF
PERIOD                        $23.38      $21.74  $  20.24  $  17.33  $ 13.80  $ 11.48
-------------------------   --------     -------  --------  --------  -------  -------
TOTAL RETURN(2)                 7.74%      15.90%    23.86%    28.25%   23.91%
15.55%
-------------------------
RATIOS TO AVERAGE NET
ASSETS

-------------------------
 Expenses                       1.04%(4)    1.00%     1.00%     1.03%    1.25%
1.25%(4)

-------------------------
 Net investment income          0.29%(4)    0.39%     0.39%     0.81%    1.08%
3.00%(4)

-------------------------
 Expense

  waiver/reimbursement(3)       0.21%(4)    0.09%     0.07%     0.16%    0.20%
1.42%(4)
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets, end of
  period (000 omitted)      $103,749     $99,526  $219,694  $167,503  $29,194  $24,581
-------------------------
 Portfolio turnover               13%         92%       69%       55%      69%
4%

-------------------------

(1) Reflects operations for the period from December 5, 1994 (date of initial public investment) to May 31, 1995.

(2) Based on net asset value, which does not reflect the sales charge or con-tingent deferred sales charge, if applicable.

(3) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(4) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

CCB EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1999 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

CCB Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of one portfolio, namely, the CCB Equity Fund (the "Fund"), a diversified portfolio. The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on the primary national securities exchange. Unlisted equity securities are generally valued at the mean of the latest bid and asked prices provided by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on theses transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

CCB EQUITY FUND
-------------------------------------------------------------------------------
  OPTION CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended November 30, 1999, the Fund had a realized again of $83,499 on written options.

  The following is a summary of the Fund's written option activity:

   CONTRACTS                         NUMBER OF CONTRACTS AGGREGATE FACE VALUE
   ---------                         ------------------- --------------------
   Outstanding at prior period-end           400               $ 28,799
   Contracts written                         300                 54,700
   Contracts expired                        (700)               (83,499)
   Contracts closed                           --                     --
                                            ----               --------
   Outstanding at November 30, 1999           --               $     --
                                            ----               --------

  At November 30, 1999, the Fund had no outstanding options.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                SIX MONTHS
                                                  ENDED     YEAR ENDED
                                               NOVEMBER 30,  MAY 31,
                                                   1999        1999
---------------------------------------------- ------------ ----------
Shares sold                                       110,857    3,263,940
----------------------------------------------
Shares issued to shareholders in payment of
 distributions declared                             1,334       57,062
----------------------------------------------
Shares redeemed                                  (250,985)  (9,598,643)
----------------------------------------------   --------   ----------
  Net change resulting from share transactions   (138,794)  (6,277,641)
----------------------------------------------   --------   ----------

CCB EQUITY FUND
-------------------------------------------------------------------------------
(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Franklin Street Advisors, Inc., (the "Sub-Adviser"), the Sub-Adviser receives an annual fee from the Adviser equal to 0.65% of the Fund's average daily net assets. The Sub-Adviser may voluntarily waive any portion of its fee.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of average aggregate net assets of the Trust for the period.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholders Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $35,000 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the period ended November 30, 1999, the Fund expensed $2,199 of organizational expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                       13

CCB EQUITY FUND
--------------------------------------------------------------------------------
(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended November 30, 1999, were as follows:

---------
PURCHASES  $12,784,262
---------  -----------
SALES      $18,048,191
---------  -----------

TRUSTEES                              OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                       John F. Donahue
                                       Chairman
Thomas G. Bigley

                                      Edward C. Gonzales

John T. Conroy, Jr.                    President and Treasurer

John F. Cunningham                    J. Christopher Donahue
                                       Executive Vice President
Lawrence D. Ellis, M.D.
                                      John W. McGonigle

Peter E. Madden                        Executive Vice President and Secretary

Charles F. Mansfield, Jr.             Richard B. Fisher
                                       Vice President
John E. Murray, Jr.
                                      Joseph S. Machi

Marjorie P. Smuts                      Vice President and Assistant Treasurer

John S. Walsh                         C. Grant Anderson
                                       Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Securities Corp. is the distributor of the fund.

Cusip 12500E307
G00926-01 (1/00)

                                    CCBFUNDS

                              Central Carolina Bank

                                       CCB

                                   Equity Fund

                               Semi-Annual Report

                                November 30, 1999